SUPPLIERS	3 Months Ended
Mar. 31, 2022
SUPPLIERS
SUPPLIERS

NOTE 19 – SUPPLIERS

	3/31/2022	12/31/2021
Current
Goods, materials and services (a)	1,980,874	2,602,086
Energy purchased for resale	1,218,688	1,381,544
CCEE – Short-term Energy	1,346	47,902
	3,200,908	4,031,532
Non-current
Goods, materials and services	16,555	16,555
	16,555	16,555
Total	3,217,463	4,048,087

(a)	The variation in the period refers substantially to Eletronuclear’s payment of obligations with suppliers. In addition, there was a reduction of R$ 113,449 in expenses incurred by Furnas in respect of suppliers Petróleo Brasileiro S.A. and WEG S.A.